Related Parties - Restricted Stock Program (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) R$ / shares
Summary of related parties [line items]
Balance of number of shares granted	1,738,660
Total grant costs, including taxes	R$ 70,243
Accumulated recognized grant costs	(19,742)
Accumulated unrecognized grant costs	R$ 50,501
Restricted program [member]
Summary of related parties [line items]
Grant date	Oct. 01, 2017
Balance of number of shares granted	240,000
Vesting period	2023
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 38.19
Total grant costs, including taxes	R$ 12,642
Accumulated recognized grant costs	(4,741)
Accumulated unrecognized grant costs	R$ 7,901
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	Nov. 08, 2017
Balance of number of shares granted	75,876
Vesting period	2020 to 2022
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 38.19
Total grant costs, including taxes	R$ 5,014
Accumulated recognized grant costs	(2,850)
Accumulated unrecognized grant costs	R$ 2,164
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	Apr. 04, 2018
Balance of number of shares granted	184,076
Vesting period	2021 to 2023
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 34.35
Total grant costs, including taxes	R$ 12,066
Accumulated recognized grant costs	(5,539)
Accumulated unrecognized grant costs	R$ 6,527
Restricted program [member]
Summary of related parties [line items]
Grant date	Sep. 19, 2018
Balance of number of shares granted	160,000
Vesting period	2024
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 19.58
Total grant costs, including taxes	R$ 4,321
Accumulated recognized grant costs	(900)
Accumulated unrecognized grant costs	R$ 3,421
Restricted program [member]
Summary of related parties [line items]
Grant date	Sep. 24, 2018
Balance of number of shares granted	80,000
Vesting period	2024
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 18.40
Total grant costs, including taxes	R$ 2,030
Accumulated recognized grant costs	(423)
Accumulated unrecognized grant costs	R$ 1,607
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	Apr. 03, 2019
Balance of number of shares granted	558,708
Vesting period	2022 to 2024
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 23.25
Total grant costs, including taxes	R$ 24,096
Accumulated recognized grant costs	(4,729)
Accumulated unrecognized grant costs	R$ 19,367
Restricted program [member]
Summary of related parties [line items]
Grant date	Sep. 02, 2019
Balance of number of shares granted	440,000
Vesting period	2025
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 16.42
Total grant costs, including taxes	R$ 10,074
Accumulated recognized grant costs	(560)
Accumulated unrecognized grant costs	R$ 9,514